OPERATING EXPENSES - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
General and administrative expenses	$ (6,237)	$ (6,928)	$ (12,541)	$ (12,466)
Reclassification General And Administrative Expense To Selling And Marketing Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
People costs		341		567
Reclassification General And Administrative Expense To Technology Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
People costs		$ 17		$ 34